Document and Entity Information (DEI) Document	6 Months Ended
Jun. 30, 2019
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	H1
Entity Registrant Name	ANGLOGOLD ASHANTI LTD,
Entity Central Index Key	0001067428
Current Fiscal Year End Date	--12-31